20. Regulatory Capital Requirements (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Company [Member]
Total capital to risk-weighted assets amount	$ 54,447	$ 51,304
Total capital to risk-weighted assets ratio	13.66%	13.09%
Tier I capital to risk-weighted assets amount	49,071	45,027
Tier I capital to risk-weighted assets ratio	12.31%	11.48%
Tier I capital to average assets amount	49,071	45,027
Tier I capital to average assets ratio	8.62%	8.04%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	31,897	31,365
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	15,949	15,682
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	22,768	22,409
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio
Bank [Member]
Total capital to risk-weighted assets amount	53,902	50,765
Total capital to risk-weighted assets ratio	13.54%	12.97%
Tier I capital to risk-weighted assets amount	48,952	45,873
Tier I capital to risk-weighted assets ratio	12.30%	11.72%
Tier I capital to average assets amount	48,952	45,873
Tier I capital to average assets ratio	8.61%	8.20%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	31,847	31,314
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	15,924	15,657
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	22,745	22,386
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	39,809	39,143
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	23,886	23,486
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 28,431	$ 27,983
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%